Debentures - Summary Of Details of Debentures (Parenthetical) (Details) - Treasury shares - Exchangeable bonds ₩ in Millions, shares in Millions	Dec. 31, 2024 KRW (₩) shares
Disclosure Of Detailed Information About Debentures [Line Items]
Treasury shares, to be exchanged | shares	5
Treasury shares, Exchange price | ₩	₩ 48,000